United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered

Management Investment Companies

811-02993

(Investment Company Act File Number)

Edward Jones Money Market Fund

(Exact Name of Registrant as Specified in Charter)

Edward Jones Money Market Fund

12555 Manchester Road

St. Louis, Missouri 63131

(Address of Principal Executive Offices)

(314) 515-5242

(Registrant’s Telephone Number)

Helge K. Lee

Edward Jones Money Market Fund

12555 Manchester Road

St. Louis, Missouri 63131

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/19

Date of Reporting Period: 02/28/19

Item 1. Reports to Stockholders

Money Market Fund

Annual Shareholder Report

February 28, 2019

INVESTMENT SHARES (TICKER JNSXX)

RETIREMENT SHARES (TICKER JRSXX)

Beginning on April 26th, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your Edward Jones financial advisor. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are not receiving shareholder reports and other communications from the Fund electronically, you may elect to do so by following the instructions at edwardjones.com/edelivery.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting your Edward Jones financial advisor or calling 1-855-226-9249. Your election to receive reports in paper will apply to all funds held within your Edward Jones account, including the Fund.

Dear Shareholder,

It is our pleasure to provide you with the Edward Jones Money Market Fund annual report for the fiscal year ended February 28, 2019. In this report you will find performance information, portfolio holdings, financial statements and other important information.

After 2018 marked the current economic expansion’s best year of U.S. GDP growth, we expect somewhat slower growth this year as the impacts of the tax cut fade. Consumers appear poised to continue spending at a modest rate, supported by solid job growth and rising wages. Since consumer spending is about 70% of U.S. growth, we view a recession in 2019 as unlikely given the healthy labor market, low interest rates and a still-positive business investment cycle.

Although the U.S. Federal Reserve (the “Fed”) has raised short-term interest rates nine times since the end of 2015, rates remain relatively low and well-below historical levels that crimped economic growth. In addition the Fed has said it intends to keep short-term rates unchanged unless the economy falters or inflation unexpectedly rises sharply. So far, rising wages have not produced sharply higher inflation rates, and we think many of the conditions that have kept inflation near the Fed’s 2% target are still present.

We recognize the important role that liquid holdings, such as the Edward Jones Money Market Fund, play in your overall investment strategy. Please see Management’s Discussion of Fund Performance for additional information about the performance of the money market asset class and the Fund.

Thank you for entrusting us with your assets, and we look forward to playing an important role in helping you pursue your financial goals.

For additional information about the Fund, visit www.edwardjones.com/moneymarket.

Ryan T. Robson

President, Edward Jones Money Market Fund

Principal, Investment Advisory, Edward Jones

Annual Shareholder Report

Management’s Discussion of Fund Performance (Unaudited)

Investment Objective: The Edward Jones Money Market Fund (the “Fund”) is a money market fund that seeks to maintain a stable net asset value (“NAV”) of $1.00 per share. The Fund’s investment objective is stability of principal and current income consistent with stability of principal.

Investment Strategy: The Fund operates as a “government money market fund” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). As a “government money market fund, ” the Fund is required to invest at least 99.5% of its total assets in cash, U.S. government securities, repurchase agreements that are collateralized by cash or U.S. government securities and/or shares of other “government money market funds.”

Investment Commentary:

Over the reporting period, the market environment was supportive for money market investors. U.S. economic growth and inflation were stable while unemployment continued to decline. With this backdrop the Fed continued to increase its target for the Federal Funds effective rate, including four increases over the Fund’s fiscal year. Additionally, the Fed continued to reduce the size of its balance sheet by allowing its holdings of U.S. Treasury and mortgage-backed securities to mature and roll off the balance sheet. Ultimately, these factors led to generally higher short-term rates.

Fund positioning was strongly influenced by an expectation of continued increases in short-term rates. Leading into the period, the portfolio’s weighted average maturity and weighted average life had been reduced to lower the Fund’s sensitivity to changes in interest rates and have generally remained at this level. The Fund was also positioned with meaningful allocations in U.S. government agency floating rate securities and repurchase agreements, which typically offer yields that move with changes in the rate environment. As short-term rates increased, this positioning allowed the Fund to generally increase its yield over the period.

Portfolio Characteristics:

Portfolio Composition by Effective Maturity[1]	Percentage of Total Net Assets
1 - 7 Days	63.2%
8 - 30 Days	16.2
31 - 90 Days	13.0
91 - 180 Days	2.6
181 Days or more	3.0
Other Assets and Liabilities—Net[2]	2.0
TOTAL	100.0%

Portfolio Composition by Security Type[3]	Percentage of Total Net Assets
U.S. Government Agency Securities	35.9%
U.S. Treasury Securities	9.9
Repurchase Agreements	52.2
Other Assets and Liabilities—Net[2]	2.0
TOTAL	100.0%

Annual Shareholder Report

Management’s Discussion of Fund Performance (Unaudited) (Continued)

Statistics
Weighted Average Maturity[4]	24 Days
Weighted Average Life[5]	95 Days

[1]	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the 1940 Act, which regulates money market funds.

[2]	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

[3]	See the Fund’s Prospectus and Statement of Additional Information for descriptions of the principal types of securities in which the Fund invests.

[4]

Money market funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[5]

Money market funds must maintain a dollar-weighted average life to maturity of no longer than 120 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

Annual Shareholder Report

Shareholder Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including investment adviser fees, distribution (12b-1) fees, shareholder service fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2018 to February 28, 2019.

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example For Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 9/1/2018	Ending Account Value 2/28/2019	Annualized Expense Ratio	Expenses Paid During Period[1]
Actual:
Investment Shares	$1,000.00	$1,008.00	0.71%	$3.53
Retirement Shares	$1,000.00	$1,007.90	0.72%	$3.58
Hypothetical:
Investment Shares	$1,000.00	$1,021.27	0.71%	$3.56
Retirement Shares	$1,000.00	$1,021.22	0.72%	$3.61

[1]	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period).

Annual Shareholder Report

Portfolio of Investments

February 28, 2019

	Principal Amount	Value

U.S. GOVERNMENT AGENCY SECURITIES—35.9%

Federal Farm Credit System Discount Notes, 2.670% - 2.680%, 12/9/2019 - 12/12/2019[1]	$95,500,000	$93,486,721

Federal Farm Credit System Floating Rate Notes, 2.484% (1-month USLIBOR +0.005%), 3/27/2019[2]	60,750,000	60,747,379

Federal Farm Credit System Floating Rate Notes, 2.525% (Effective Fed Funds +0.125%), 3/8/2019[2]	51,800,000	51,794,888

Federal Farm Credit System Floating Rate Notes, 2.369% (1-month USLIBOR -0.110%), 3/27/2019[2]	149,500,000	149,500,000

Federal Farm Credit System Floating Rate Notes, 2.399% - 2.418% (1-month USLIBOR -0.080%), 3/13/2019 - 3/27/2019[2]	115,000,000	114,993,210

Federal Farm Credit System Floating Rate Notes, 2.404% - 2.424% (1-month USLIBOR -0.085%), 3/1/2019 - 3/15/2019[2]	131,250,000	131,249,552

Federal Farm Credit System Floating Rate Notes, 2.409% (1-month USLIBOR -0.075%), 3/26/2019[2]	75,000,000	75,000,000

Federal Farm Credit System Floating Rate Notes, 2.418% (1-month USLIBOR -0.095%), 3/4/2019[2]	25,000,000	24,999,956

Federal Farm Credit System Floating Rate Notes, 2.421% - 2.454% (1-month USLIBOR -0.060%), 3/4/2019 - 3/16/2019[2]	140,000,000	139,998,709

Federal Farm Credit System Floating Rate Notes, 2.424% (1-month USLIBOR -0.055%), 3/27/2019[2]	44,000,000	43,998,254

Federal Farm Credit System Floating Rate Notes, 2.428% - 2.439% (1-month USLIBOR -0.065%), 3/1/2019 - 3/12/2019[2]	153,000,000	152,991,323

Federal Farm Credit System Floating Rate Notes, 2.446% (1-month USLIBOR -0.042%), 3/15/2019[2]	28,750,000	28,749,986

Federal Farm Credit System Floating Rate Notes, 2.457% (1-month USLIBOR -0.040%), 3/13/2019[2]	100,000,000	99,999,934

Federal Farm Credit System Floating Rate Notes, 2.459% (1-month USLIBOR -0.045%), 3/12/2019[2]	50,000,000	50,000,000

Federal Farm Credit System Floating Rate Notes, 2.472% (1-month USLIBOR -0.041%), 3/6/2019[2]	40,000,000	40,000,000

Federal Farm Credit System Floating Rate Notes, 2.474% (1-month USLIBOR -0.010%), 3/20/2019[2]	109,500,000	109,500,000

Federal Farm Credit System Floating Rate Notes, 2.486% (1-month USLIBOR -0.030%), 3/9/2019[2]	20,000,000	20,000,000

Federal Farm Credit System Floating Rate Notes, 2.493% (1-month USLIBOR -0.020%), 3/4/2019[2]	95,000,000	94,997,030

Federal Farm Credit System Floating Rate Notes, 2.497% (1-month USLIBOR +0.000%), 3/13/2019[2]	117,000,000	117,000,000

Federal Farm Credit System Floating Rate Notes, 2.514% (1-month USLIBOR +0.000%), 3/4/2019[2]	50,000,000	49,998,121

Federal Farm Credit System Floating Rate Notes, 2.556% (3-month USLIBOR -0.180%), 5/1/2019[2]	25,000,000	25,003,660

Federal Farm Credit System Floating Rate Notes, 2.566% (1-month USLIBOR +0.050%), 3/9/2019[2]	59,000,000	58,989,934

Federal Farm Credit System Floating Rate Notes, 2.606% (3-month USLIBOR -0.130%), 3/4/2019[2]	39,000,000	39,000,000

Federal Farm Credit System Floating Rate Notes, 2.618% (3-month USLIBOR -0.170%), 3/15/2019[2]	25,000,000	24,999,803

Federal Farm Credit System Floating Rate Notes, 2.622% (3-month USLIBOR -0.150%), 4/23/2019[2]	25,000,000	25,000,000

The accompanying notes are an integral part of these financial statements.

Annual Shareholder Report

Portfolio of Investments

February 28, 2019 (Continued)

	Principal Amount	Value

U.S. GOVERNMENT AGENCY SECURITIES—(continued)

Federal Home Loan Bank System Discount Notes, 2.359% - 2.441%, 3/6/2019 - 8/9/2019[1]	$1,027,500,000	$1,023,078,817

Federal Home Loan Bank System Floating Rate Notes, 2.356% - 2.389% (1-month USLIBOR -0.125%), 3/4/2019 - 3/21/2019[2]	456,500,000	456,500,000

Federal Home Loan Bank System Floating Rate Notes, 2.371% (1-month USLIBOR -0.110%), 3/22/2019[2]	50,000,000	50,000,369

Federal Home Loan Bank System Floating Rate Notes, 2.375% (1-month USLIBOR -0.115%), 3/24/2019 - 3/25/2019[2]	168,000,000	168,000,000

Federal Home Loan Bank System Floating Rate Notes, 2.375% - 2.385% (1-month USLIBOR -0.105%), 3/19/2019 - 3/26/2019[2]	432,000,000	432,000,000

Federal Home Loan Bank System Floating Rate Notes, 2.378% - 2.382% (1-month USLIBOR -0.135%), 3/6/2019 - 3/9/2019[2]	200,000,000	200,000,000

Federal Home Loan Bank System Floating Rate Notes, 2.387% (1-month USLIBOR -0.095%), 3/21/2019[2]	120,000,000	120,000,000

Federal Home Loan Bank System Floating Rate Notes, 2.390% (Secured Overnight Financing Rate +0.020%), 3/1/2019[2]	126,750,000	126,750,000

Federal Home Loan Bank System Floating Rate Notes, 2.393% (1-month USLIBOR -0.120%), 3/4/2019[2]	125,000,000	125,000,000

Federal Home Loan Bank System Floating Rate Notes, 2.400% - 2.404% (1-month USLIBOR -0.080%), 3/19/2019 - 3/26/2019[2]	375,000,000	375,000,000

Federal Home Loan Bank System Floating Rate Notes, 2.405% (Secured Overnight Financing Rate +0.035%), 3/1/2019[2]	80,000,000	80,000,000

Federal Home Loan Bank System Floating Rate Notes, 2.410% (Secured Overnight Financing Rate +0.040%), 3/1/2019[2]	145,000,000	145,000,000

Federal Home Loan Bank System Floating Rate Notes, 2.411% (1-month USLIBOR -0.070%), 3/18/2019[2]	45,000,000	45,000,000

Federal Home Loan Bank System Floating Rate Notes, 2.421% - 2.457% (1-month USLIBOR -0.060%), 3/11/2019 - 3/22/2019[2]	220,000,000	220,000,000

Federal Home Loan Bank System Floating Rate Notes, 2.422% - 2.497% (3-month USLIBOR -0.275%), 4/22/2019 - 5/10/2019[2]	787,000,000	787,000,000

Federal Home Loan Bank System Floating Rate Notes, 2.430% (Secured Overnight Financing Rate +0.060%), 3/1/2019[2]	150,000,000	150,000,000

Federal Home Loan Bank System Floating Rate Notes, 2.430% - 2.449% (1-month USLIBOR -0.055%), 3/12/2019 - 3/20/2019[2]	163,000,000	163,000,000

Federal Home Loan Bank System Floating Rate Notes, 2.430% - 2.464% (1-month USLIBOR -0.050%), 3/3/2019 - 3/19/2019[2]	577,000,000	577,000,000

Federal Home Loan Bank System Floating Rate Notes, 2.431% (1-month USLIBOR -0.085%), 3/9/2019[2]	250,000,000	250,000,000

Federal Home Loan Bank System Floating Rate Notes, 2.445% (Secured Overnight Financing Rate +0.075%), 3/1/2019[2]	50,000,000	50,000,000

Federal Home Loan Bank System Floating Rate Notes, 2.448% (1-month USLIBOR -0.045%), 3/28/2019[2]	186,000,000	186,000,000

Federal Home Loan Bank System Floating Rate Notes, 2.448% - 2.449% (1-month USLIBOR -0.065%), 3/3/2019 - 3/8/2019[2]	120,000,000	119,996,350

Federal Home Loan Bank System Floating Rate Notes, 2.455% - 2.460% (1-month USLIBOR -0.025%), 3/20/2019[2]	214,000,000	214,000,921

Federal Home Loan Bank System Floating Rate Notes, 2.456% (3-month USLIBOR -0.340%), 4/9/2019[2]	100,000,000	100,000,000

Federal Home Loan Bank System Floating Rate Notes, 2.469% - 2.616% (3-month USLIBOR -0.160%), 3/12/2019 - 5/28/2019[2]	153,000,000	152,991,728

The accompanying notes are an integral part of these financial statements.

Annual Shareholder Report

Portfolio of Investments

February 28, 2019 (Continued)

	Principal Amount	Value

U.S. GOVERNMENT AGENCY SECURITIES—(continued)

Federal Home Loan Bank System Floating Rate Notes, 2.479% - 2.508% (3-month USLIBOR -0.300%), 4/3/2019 - 4/16/2019[2]	$310,000,000	$310,000,000

Federal Home Loan Bank System Floating Rate Notes, 2.480% (Secured Overnight Financing Rate +0.110%), 3/1/2019[2]	100,000,000	100,000,000

Federal Home Loan Bank System Floating Rate Notes, 2.481% (3-month USLIBOR -0.270%), 4/30/2019[2]	55,000,000	54,997,321

Federal Home Loan Bank System Floating Rate Notes, 2.483% (3-month USLIBOR -0.295%), 4/16/2019[2]	100,000,000	100,000,000

Federal Home Loan Bank System Floating Rate Notes, 2.486% (3-month USLIBOR -0.265%), 4/29/2019[2]	295,000,000	295,000,000

Federal Home Loan Bank System Floating Rate Notes, 2.512% (3-month USLIBOR -0.185%), 5/10/2019[2]	19,000,000	19,000,000

Federal Home Loan Bank System Floating Rate Notes, 2.516% - 2.519% (3-month USLIBOR -0.260%), 4/16/2019 - 4/19/2019[2]	310,000,000	310,000,000

Federal Home Loan Bank System Floating Rate Notes, 2.586% (3-month USLIBOR -0.210%), 4/9/2019[2]	180,000,000	180,000,000

Federal Home Loan Bank System Floating Rate Notes, 2.611% (3-month USLIBOR -0.150%), 4/22/2019[2]	18,000,000	18,000,000

Federal Home Loan Bank System Floating Rate Notes, 2.652% - 2.673% (3-month USLIBOR -0.140%), 3/19/2019 - 3/26/2019[2]	127,000,000	127,015,068

Federal Home Loan Bank System, 1.550% - 2.500%, 5/20/2019 - 11/4/2019	1,075,260,000	1,074,561,090

Federal Home Loan Mortgage Corp. Floating Rate Notes, 2.398% (1-month USLIBOR -0.115%), 3/4/2019[2]	165,000,000	165,000,000

Federal National Mortgage Association Floating Rate Notes, 2.440% (Secured Overnight Financing Rate +0.070%), 3/1/2019[2]	74,000,000	74,000,000

Total U.S. Government Agency Securities		10,965,890,124

U.S. TREASURY SECURITIES—9.9%

U.S. Treasury Bills, 2.240%, 3/7/2019	361,000,000	360,865,227

U.S. Treasury Bills, 2.262%, 3/14/2019	250,000,000	249,795,792

U.S. Treasury Bills, 2.311%, 3/21/2019	180,000,000	179,768,900

U.S. Treasury Bills, 2.332%, 4/4/2019	75,000,000	74,834,781

U.S. Treasury Bills, 2.415%, 4/18/2019	252,800,000	251,985,984

U.S. Treasury Bills, 2.465% - 2.468%, 2/27/2020	188,750,000	184,056,636

U.S. Treasury Floating Rate Notes, 2.452% (91-day T-Bill +0.033%), 3/5/2019[2]	176,000,000	175,964,007

U.S. Treasury Floating Rate Notes, 2.464% (91-day T-Bill +0.045%), 3/5/2019[2]	330,000,000	329,770,483

U.S. Treasury Floating Rate Notes, 2.534% (91-day T-Bill +0.115%), 3/5/2019[2]	428,000,000	427,814,242

U.S. Treasury Notes, 1.250%, 5/31/2019	90,000,000	89,711,660

U.S. Treasury Notes, 1.500%, 10/31/2019	246,900,000	245,123,313

U.S. Treasury Notes, 3.375%, 11/15/2019	235,000,000	236,395,301

U.S. Treasury Notes, 3.625%, 8/15/2019	215,000,000	216,013,160

Total U.S. Treasury Securities		3,022,099,486

The accompanying notes are an integral part of these financial statements.

Annual Shareholder Report

Portfolio of Investments

February 28, 2019 (Continued)

	Principal Amount	Value

REPURCHASE AGREEMENTS—52.2%

Interest in $500,000,000 joint repurchase agreement 2.60%, dated 2/28/2019 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $500,036,111 on 3/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 1.890% - 6.335%, with various maturities to 8/20/2068 and the market value of those underlying securities was $514,419,708.	$250,000,000	$250,000,000

Interest in $500,000,000 joint repurchase agreement 2.43%, dated 2/15/2019 under which Barclays Bank PLC will repurchase securities provided as collateral for $501,046,250 on 3/18/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities, 2.000% - 2.375%, with various maturities to 5/15/2027 and the market value of those underlying securities was $511,067,189.[3]	150,000,000	150,000,000

Interest in $1,350,000,000 joint repurchase agreement 2.43%, dated 2/8/2019 under which Barclays Bank PLC will repurchase securities provided as collateral for $1,352,824,875 on 3/11/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities, 1.375% - 3.125%, with various maturities to 5/15/2046 and the market value of those underlying securities was $1,379,881,442.[3]	350,000,000	350,000,000

Interest in $3,650,000,000 joint repurchase agreement 2.57%, dated 2/28/2019 under which Barclays Bank PLC will repurchase securities provided as collateral for $3,650,260,569 on 3/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities, 1.000% - 7.500%, with various maturities to 11/15/2047 and the market value of those underlying securities was $3,723,265,783.	309,000,000	309,000,000

Interest in $300,000,000 joint repurchase agreement 2.44%, dated 2/20/2019 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $301,159,000 on 4/18/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities, 0.000% - 8.750%, with various maturities to 11/15/2048 and the market value of those underlying securities was $306,186,695.[3]	100,000,000	100,000,000

Interest in $500,000,000 joint repurchase agreement 2.45%, dated 2/4/2019 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $501,020,833 on 3/6/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 1.470% - 7.500%, with various maturities to 12/20/2068 and the market value of those underlying securities was $513,099,665.[3]	150,000,000	150,000,000

Interest in $250,000,000 joint repurchase agreement 2.49%, dated 2/20/2019 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $253,112,500 on 8/20/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 2.250% - 7.000%, with various maturities to 11/20/2068 and the market value of those underlying securities was $256,043,861.[3]	75,000,000	75,000,000

Interest in $625,000,000 joint repurchase agreement 2.45%, dated 1/9/2019 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $627,594,618 on 3/11/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 0.000% - 8.750%, with various maturities to 2/20/2049 and the market value of those underlying securities was $639,718,276.[3]	175,000,000	175,000,000

The accompanying notes are an integral part of these financial statements.

Annual Shareholder Report

Portfolio of Investments

February 28, 2019 (Continued)

	Principal Amount	Value

REPURCHASE AGREEMENTS—(continued)

Interest in $1,150,000,000 joint repurchase agreement 2.46%, dated 2/1/2019 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,154,715,000 on 4/2/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 1.500% - 7.000%, with various maturities to 12/20/2048 and the market value of those underlying securities was $1,175,525,519.[3]	$450,000,000	$450,000,000

Interest in $405,000,000 joint repurchase agreement 2.47%, dated 12/27/2018 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $407,500,875 on 3/27/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 2.000% - 8.000%, with various maturities to 2/1/2049 and the market value of those underlying securities was $414,914,169.[3]	125,000,000	125,000,000

Interest in $5,000,000,000 joint repurchase agreement 2.60%, dated 2/28/2019 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $5,000,361,111 on 3/1/2019. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co., were U.S. Government Agency securities, 0.125% - 3.000%, with various maturities to 11/15/2044 and the market value of those underlying securities was $5,098,748,363.	1,000,000,000	1,000,000,000

Repurchase agreement 2.60%, dated 2/28/2019 under which Canadian Imperial Bank of Commerce will repurchase securities provided as collateral for $500,036,111 on 3/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 2.750% - 5.000%, with various maturities to 3/1/2049 and the market value of those underlying securities was $510,036,869.	500,000,000	500,000,000

Interest in $425,000,000 joint repurchase agreement 2.47%, dated 2/20/2019 under which Canadian Imperial Bank of Commerce will repurchase securities provided as collateral for $427,449,417 on 5/15/2019. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co., were U.S. Government Agency securities, 4.000% - 5.000%, with various maturities to 10/1/2048 and the market value of those underlying securities was $432,557,028.[3]	125,000,000	125,000,000

Interest in $600,000,000 joint repurchase agreement 2.48%, dated 1/14/2019 under which Canadian Imperial Bank of Commerce will repurchase securities provided as collateral for $603,596,000 on 4/11/2019. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co., were U.S. Government Agency securities, 3.500% - 4.000%, with various maturities to 11/1/2048 and the market value of those underlying securities was $613,393,630.[3]	180,000,000	180,000,000

Interest in $1,000,000,000 joint repurchase agreement 2.41%, dated 2/26/2019 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,000,468,611 on 3/5/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 0.000% - 7.000%, with various maturities to 12/20/2068 and the market value of those underlying securities was $1,024,732,252.	250,000,000	250,000,000

Interest in $600,000,000 joint repurchase agreement 2.44%, dated 2/7/2019 under which Credit Agricole Corporate and Investment Bank will repurchase securities provided as collateral for $602,440,000 on 4/8/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities, 1.750% - 3.875%, with various maturities to 2/15/2045 and the market value of those underlying securities was $612,912,738.[3]	185,000,000	185,000,000

The accompanying notes are an integral part of these financial statements.

Annual Shareholder Report

Portfolio of Investments

February 28, 2019 (Continued)

	Principal Amount	Value

REPURCHASE AGREEMENTS—(continued)

Interest in $1,000,000,000 joint repurchase agreement 2.44%, dated 2/20/2019 under which Credit Suisse Securities (USA) LLC will repurchase securities provided as collateral for $1,002,440,000 on 3/29/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 0.000% - 6.000%, with various maturities to 6/20/2068 and the market value of those underlying securities was $1,020,553,067.[3]	$300,000,000	$300,000,000

Repurchase agreement 2.58%, dated 2/28/2019 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $3,000,215,000 on 3/1/2019. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co., were U.S. Government Agency securities, 0.625% - 2.875%, with various maturities to 8/15/2024 and the market value of those underlying securities was $3,060,198,830.	3,000,000,000	3,000,000,000

Repurchase agreement 2.42%, dated 2/26/2019 under which ING Financial Markets LLC will repurchase securities provided as collateral for $250,117,639 on 3/5/2019. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 0.000% - 4.500%, with various maturities to 2/1/2057 and the market value of those underlying securities was $255,120,035.	250,000,000	250,000,000

Repurchase agreement 2.53%, dated 2/25/2019 under which Lloyds Bank Plc will repurchase securities provided as collateral for $115,476,835 on 4/26/2019. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co., were U.S. Government Agency securities, 1.375%, with various maturities to 2/15/2044 and the market value of those underlying securities was $117,197,266.	115,000,000	115,000,000

Interest in $1,800,000,000 joint repurchase agreement 2.60%, dated 2/28/2019 under which MUFG Securities Americas Inc. will repurchase securities provided as collateral for $1,800,130,000 on 3/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 0.000% - 4.500%, with various maturities to 10/20/2065 and the market value of those underlying securities was $1,854,133,900.	1,000,000,000	1,000,000,000

Interest in $950,000,000 joint repurchase agreement 2.45%, dated 1/17/2019 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $955,818,750 on 4/17/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities, 0.000% - 6.625%, with various maturities to 11/15/2045 and the market value of those underlying securities was $971,835,754.[3]	250,000,000	250,000,000

Interest in $4,500,000,000 joint repurchase agreement 2.59%, dated 2/28/2019 under which Nomura Securities International will repurchase securities provided as collateral for $4,500,323,750 on 3/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security, 0.000% - 7.500%, with various maturities to 1/20/2069 and the market value of those underlying securities was $4,590,477,864.	3,000,000,000	3,000,000,000

Repurchase agreement 2.57%, dated 2/28/2019 under which RBC Dominion Securities Inc. will repurchase securities provided as collateral for $1,000,071,389 on 3/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities, 1.125% - 3.375%, with various maturities to 8/15/2027 and the market value of those underlying securities was $1,020,072,888.	1,000,000,000	1,000,000,000

The accompanying notes are an integral part of these financial statements.

Annual Shareholder Report

Portfolio of Investments

February 28, 2019 (Continued)

	Principal Amount	Value

REPURCHASE AGREEMENTS—(continued)

Repurchase agreement 2.58%, dated 2/28/2019 under which RBC Dominion Securities Inc. will repurchase securities provided as collateral for $1,000,071,667 on 3/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 1.000% - 5.000%, with various maturities to 1/20/2049 and the market value of those underlying securities was $1,020,073,166.	$1,000,000,000	$1,000,000,000

Interest in $500,000,000 joint repurchase agreement 2.46%, dated 2/11/2019 under which Royal Bank of Canada will repurchase securities provided as collateral for $502,050,000 on 4/12/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 2.853% - 4.500%, with various maturities to 10/15/2058 and the market value of those underlying securities was $512,315,761.[3]	150,000,000	150,000,000

Interest in $1,500,000,000 joint repurchase agreement 2.58%, dated 2/28/2019 under which Sumitomo Mitsui Banking Corp. will repurchase securities provided as collateral for $1,500,107,500 on 3/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities, 2.250% - 2.750%, with various maturities to 8/15/2027 and the market value of those underlying securities was $1,531,675,930.	750,000,000	750,000,000

Interest in $3,705,000,000 joint repurchase agreement 2.59%, dated 2/28/2019 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $3,705,266,554 on 3/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 0.000% - 3.000%, with various maturities to 3/1/2049 and the market value of those underlying securities was $3,780,833,079.	750,000,000	750,000,000

Total Repurchase Agreements		15,939,000,000

Total Investments—98.0% (at amortized cost)[4]		29,926,989,610

Other Assets and Liabilities – Net—2.0%		620,656,574

TOTAL NET ASSETS—100%		$30,547,646,184

[1]	Discount yield(s) at time of purchase.

[2]	Floating rate notes with current rate and current maturity or next reset date shown.

[3]	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven days’ notice.

[4]	Also represents cost for federal tax purposes.

The accompanying notes are an integral part of these financial statements.

Annual Shareholder Report

Statement of Assets and Liabilities

February 28, 2019

Assets:
Investment in repurchase agreements	$15,939,000,000
Investment in securities	13,987,989,610

Total investment in securities, at amortized cost and fair value	29,926,989,610
Cash	2,964,800
Income receivable	31,998,833
Receivable for shares sold	891,865,273
Prepaid expenses	109,732

Total Assets	30,853,928,248

Liabilities:
Payable for investments purchased	51,794,888
Payable for shares redeemed	224,646,388
Income distribution payable	11,329,801
Payable to Adviser	4,639,354
Payable for 12b-1 distribution service fees	5,799,191
Payable for shareholder service fees	3,479,515
Accrued expenses	4,592,927

Total Liabilities	306,282,064

Net Assets	$30,547,646,184

Net Assets Consist of:
Paid-in capital	$30,547,687,199
Distributable accumulated loss	(41,015)

Net Assets	$30,547,646,184

Net Asset Value
Investment Shares:
Net Assets	$23,269,338,066
Shares Outstanding	23,269,369,379
Net Asset Value	$1.00
Retirement Shares:
Net Assets	$7,278,308,118
Shares Outstanding	7,278,317,773
Net Asset Value	$1.00

The accompanying notes are an integral part of these financial statements.

Annual Shareholder Report

Statement of Operations

Year Ended February 28, 2019

Investment Income:
Interest	$526,806,310

Expenses:
Investment adviser fees	50,643,689
12b-1 distribution service fees:
Investment shares	47,112,939
Retirement shares	16,191,671
Transfer agent fees:
Investment shares	12,858,626
Retirement shares	34,852,055
Shareholder service fees:
Investment shares	28,267,764
Retirement shares	9,715,003
Share registration fees	4,591,793
Printing and mailing fees	2,095,225
Accounting and administrative fees	673,848
Professional fees	650,460
Custodian fees	300,004
Trustees’ fees	270,097
Miscellaneous fees	354,059

Total Expenses Before Fee Waivers/Reimbursements	208,577,233

Voluntary waivers/reimbursements of other operating expenses	(29,355,549)

Net Expenses	179,221,684

Net Investment Income	347,584,626

Net Realized Loss on Investments	(9,694)

Net Increase in Net Assets Resulting from Operations	$347,574,932

The accompanying notes are an integral part of these financial statements.

Annual Shareholder Report

Statements of Changes in Net Assets

	Year Ended 2/28/2019	Year Ended 2/28/2018
Operations:
Net investment income	$347,584,626	$76,779,858
Net investment gain/(loss) on investments	(9,694)	12,311

Net Increase/(Decrease) in Net Assets Resulting from Operations	347,574,932	76,792,169

Distributions to Shareholders From Distributable Earnings[1]
Investment shares[2]	(260,270,870)	(57,430,937)
Retirement shares[3]	(87,317,944)	(19,424,097)

Total Distributions	(347,588,814)	(76,855,034)

Capital Transactions
Investment shares
Proceeds from shares sold	84,769,441,017	60,393,159,745
Reinvestment of dividends	251,212,211	54,258,370
Cost of shares redeemed	(78,225,285,160)	(59,960,166,390)

Net increase/(decrease) from capital transactions	6,795,368,068	487,251,725

Retirement shares
Proceeds from shares sold	81,982,678,589	86,764,480,183
Reinvestment of dividends	82,232,478	17,530,471
Cost of shares redeemed	(81,322,800,706)	(85,677,310,174)

Net increase/(decrease) from capital transactions	742,110,361	1,104,700,480

Net Change Resulting from Total Fund Share Transactions	7,537,478,429	1,591,952,205

Net Increase/(Decrease) in Net Assets	$7,537,464,547	$1,591,889,340

Net Assets:
Beginning of period	$23,010,181,637	$21,418,292,297

End of period	$30,547,646,184	$23,010,181,637

Changes in Shares Outstanding:
Investment Shares
Shares outstanding, beginning of period	16,474,001,311	15,986,749,586
Shares sold	84,769,441,017	60,393,159,745
Shares issued to holders in reinvestment of dividends	251,212,211	54,258,370
Shares redeemed	(78,225,285,160)	(59,960,166,390)

Shares Outstanding, End of Period	23,269,369,379	16,474,001,311

Retirement Shares
Shares outstanding, beginning of period	6,536,207,412	5,431,506,932
Shares sold	81,982,678,589	86,764,480,183
Shares issued to holders in reinvestment of dividends	82,232,478	17,530,471
Shares redeemed	(81,322,800,706)	(85,677,310,174)

Shares Outstanding, End of Period	7,278,317,773	6,536,207,412

[1]

Per the U.S. Securities and Exchange Commission’s Release No. 33-10532 “Disclosure Update and Simplification Release”, the Fund is no longer required to differentiate distributions from earnings as either from net investment income or net realized gains on investments, effective November 5, 2018.

[2]	For the fiscal year ended February 28, 2018, distributions from distributable earnings from net investment income and net realized gains on investments of $57,397,823 and $33,114, respectively.
[3]	For the fiscal year ended February 28, 2018, distributions from distributable earnings from net investment income and net realized gains on investments of $19,413,093 and $11,004, respectively.

The accompanying notes are an integral part of these financial statements.

Annual Shareholder Report

Financial Highlights — Investment Shares

	Year Ended February 28 or 29,
Per Share Operating Performance	2019	2018	2017	2016	2015

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Increase/(Decrease) in Operations:

Net investment income	0.014	0.004	0.000 [1]	0.000 [1]	0.000 [1]

Net realized gain on investments	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]

Total from Investment Operations	0.014	0.004	0.000 [1]	0.000 [1]	0.000 [1]

Less Distributions From:

Net investment income	(0.014)	(0.004)	(0.000)[1]	(0.000)[1]	(0.000)[1]

Net realized gain on investments	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]

Total Distributions	(0.014)	(0.004)	(0.000)[1]	(0.000)[1]	(0.000)[1]

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.36%	0.36%	0.01%	0.01%	0.01%

Supplemental Data:

Net assets, end of period (000’s omitted)	$23,269,338	$16,473,982	$15,986,777	$11,379,671	$11,385,586

Ratios to Average Net Assets:

Expenses before waivers	0.71%	0.70%	0.80%	0.81%	0.81%

Expenses net of waivers	0.71%	0.70%	0.47%	0.18%	0.09%

Net investment income	1.39%	0.36%	0.01%	0.01%	0.01%

[1]	Represents less than $0.0005 per share.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

The accompanying notes are an integral part of these financial statements.

Annual Shareholder Report

Financial Highlights — Retirement Shares

	Year Ended February 28 or 29,
Per Share Operating Performance	2019	2018	2017	2016	2015

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Increase (Decrease) in Operations:

Net investment income	0.013	0.003	0.000 [1]	0.000 [1]	0.000 [1]

Net realized gain on investments	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]

Total from Investment Operations	0.013	0.003	0.000 [1]	0.000 [1]	0.000 [1]

Less Distributions From:

Net investment income	(0.013)	(0.003)	(0.000)[1]	(0.000)[1]	(0.000)[1]

Net realized gain on investments	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]

Total Distributions	(0.013)	(0.003)	(0.000)[1]	(0.000)[1]	0.000 [1]

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.35%	0.34%	0.01%	0.01%	0.01%

Supplemental Data:

Net assets, end of period (000’s omitted)	$7,278,308	$6,536,200	$5,431,516	$3,185,729	$3,088,759

Ratios to Average Net Assets:

Expenses before waivers	1.17%	1.08%	0.91%	0.90%	0.89%

Expenses net of waivers	0.72%	0.72%	0.47%	0.18%	0.09%

Net investment income	1.35%	0.34%	0.01%	0.01%	0.01%

[1]	Represents less than $0.0005 per share.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

The accompanying notes are an integral part of these financial statements.

Annual Shareholder Report

Notes to Financial Statements

February 28, 2019

1. ORGANIZATION

The Edward Jones Money Market Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund was established under the laws of the Commonwealth of Massachusetts on January 9, 1980. Passport Research, Ltd. (“Passport” or the “Adviser”), a wholly owned subsidiary of Edward D. Jones & Co., L.P. (“Edward Jones”), serves as the Fund’s investment adviser and administrator.

The Fund offers two classes of shares: Investment Shares and Retirement Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The accounting policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies, which is part of GAAP.

a) Use of Estimates — The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

b) Investment Valuation — All securities and other investments are recorded at their estimated fair value, as described in Note 4.

c) Federal Income Taxes — It is the Fund’s policy to comply with Subchapter M of the Internal Revenue Code of 1986, as amended, which is applicable to regulated investment companies, and to distribute substantially all of its net investment income and capital gains to shareholders. As a result, no provision for Federal income tax is recorded in the financial statements.

The Adviser has reviewed the Fund’s tax positions for all open tax years (the prior three years of tax filings) and has concluded that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken in future tax returns. The Fund is also not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

As of February 28, 2019, the Fund had no tax examinations or audits in progress.

d) Distributions to Shareholders — Distributions from net investment income are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in the class specific expenses.

e) Indemnifications — Under the Fund’s organizational documents, the officers and Board of Trustees (the “Trustees”) are entitled to certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general

Annual Shareholder Report

Notes to Financial Statements

February 28, 2019 (Continued)

indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred.

f) Investment Transactions, Income and Expense Allocation — Investment transactions are recorded on trade date. Securities gains and losses, if any, are calculated on the basis of identified cost. Interest income is recognized on an accrual basis while discounts and premiums on securities purchased are accreted or amortized, respectively, using the constant yield method over the life of the security. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based on the relative proportion of average daily net assets of each class.

3. SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements

In a repurchase agreement, the Fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject the Fund to counterparty risk, meaning that the Fund could lose money if the other party fails to perform under the terms of the agreement. The Fund mitigates this risk by seeking to ensure that the Fund’s repurchase agreements are collateralized by cash and/or U.S. government securities. The minimum amount of collateral held by the Fund is equal to the value of the repurchase price plus accrued interest. All collateral is held by the Fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to seek to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.

The Fund may enter into repurchase agreements in which eligible securities and/or cash are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Sub-adviser (as defined below) and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Repurchase agreements are subject to Master Netting Agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund through a single payment in the event of default or termination. Amounts presented in the Portfolio of Investments and the Statement of Assets and Liabilities are gross settlement amounts. As indicated above, the cash or value of securities to be repurchased, as shown in the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement, reducing the net settlement amount to zero.

4. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

a) Investment Valuation Policies — Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the 1940 Act. The amortized cost of an investment is determined by valuing it at its original cost and thereafter accreting and amortizing any discount or premium from its face value at a constant rate until maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.

Annual Shareholder Report

Notes to Financial Statements

February 28, 2019 (Continued)

The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have established a valuation committee (the “Valuation Committee”) comprised of officers and representatives of the Fund and Passport to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser or Sub-adviser based on recent market activity.

In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review the fair valuations made by the Valuation Committee and any changes made to the procedures. The Trustees retain the authority to make or ratify any valuation decisions.

b) Fair Value Hierarchy — Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of February 28, 2019, all investments of the Fund were valued at amortized cost, which is considered a Level 2 input, in valuing the Fund’s assets.

5. FEES AND OTHER TRANSACTIONS WITH AFFILITATES

Investment Adviser Fee — Passport, an investment adviser registered with the U.S. Securities and Exchange Commission (the “SEC”), serves as the investment adviser and administrator to the Fund pursuant to an Investment Management and Administrative Agreement with the Fund dated January 27, 2017 (the “Advisory Agreement”).

As the Adviser, Passport has overall supervisory responsibility for the general management and investment of the Fund’s investment portfolio, is subject to review and approval by the Trustees and sets the Fund’s overall investment strategies. The Adviser is also responsible for the oversight and evaluation of the Fund’s Sub-adviser (as detailed below). For its investment advisory and administrative services, the Adviser receives an annual fee of 0.20% of the Fund’s average daily net assets.

Expense Limitation Agreement — The Adviser has contractually agreed to waive fees and/or reimburse Fund operating expenses to the extent necessary to limit the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, portfolio transaction expenses,

Annual Shareholder Report

Notes to Financial Statements

February 28, 2019 (Continued)

interest expense in connection with investment activities, taxes and extraordinary or non-routine expenses) to an annual rate of 0.72% of the average daily net assets of the Fund’s Investment Shares and Retirement Shares (the “Expense Limitation Agreement”). Any payment made by the Adviser in connection with the Expense Limitation Agreement is subject to recoupment by the Adviser in the three-year period following the payment, if (i) requested by the Adviser, and (ii) the aggregate amount actually paid by a class of the Fund toward operating expenses (taking into account other recoupments) does not exceed the expense cap (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of recoupment.

For the year ended February 28, 2019, the amounts waived by the Adviser, as well as the amounts available for potential future recoupment by the Adviser and the expiration schedule at February 28, 2019, were as follows:

	Fees waived for the Year Ended February 28, 2019	Total Potential Recoupment Available February 28, 2019	Potential Recoupment Amounts Expiring During the Fiscal Year Ending February 28/29:
			2020	2021
Investment Share Class	$—	$—	$—	$—
Retirement Share Class	$—	$36,524	$36,524	$—

This Expense Limitation Agreement will remain in effect until June 30, 2019, and may only be changed or eliminated with the approval of the Trustees during such period. The Expense Limitation Agreement shall be automatically renewed for successive one-year periods thereafter unless the Adviser provides the Fund with written notice of its election to not renew the agreement at least 60 days prior to the end of the current one-year term. Additionally, on behalf of the Adviser, Edward Jones voluntarily waived $29,355,549 of transfer agent fees during the year ended February 28, 2019. Edward Jones waived these fees to ensure that the net expense ratio of each class of shares did not exceed 0.72%. These waivers are not subject to future recoupment.

Sub-advisory Fee — Pursuant to the terms of the Sub-advisory and Sub-Administration Agreement, Federated Investment Management Company (the “Sub-adviser”) provides sub-advisory services to the Fund, including buying and selling portfolio securities, and Federated Administrative Services (the “Sub-Administrator”), an affiliate of the Sub-adviser, provides sub-administrative services to the Fund, subject to the supervision of the Adviser and the Trustees. For its sub-advisory and sub-administrative services, the Sub-adviser/Sub-Administrator receives an annual fee, payable monthly, directly from the Fund based on the average daily net assets of the Fund. For the purposes of determining the compensation under the Advisory Agreement, the Fund will be deemed to have paid the Adviser, and the Adviser will be deemed to have received, an amount equal to any payment made pursuant to the Sub-advisory and Sub-Administration Agreement. The amounts paid to the Sub-adviser/Sub-Administrator are included in the investment adviser fees in the Statement of Operations.

12b-1 Distribution Service Fees — The Trustees have adopted, and the Fund’s shareholders have approved, a Rule 12b-1 Plan, pursuant to which distribution and/or service fees of 0.25% of the average daily net assets of the Investment Shares and Retirement Shares of the Fund are paid to Edward Jones for the sale and distribution of Fund shares, and for services provided to Investment Shares and Retirement Shares shareholders.

Annual Shareholder Report

Notes to Financial Statements

February 28, 2019 (Continued)

Shareholder Service Fees — The Trustees have adopted a shareholder services plan, pursuant to which Investment Shares and Retirement Shares may pay shareholder service fees of 0.15% of their average daily net assets to Edward Jones for providing services to shareholders and maintaining shareholder accounts.

Transfer Agent — Edward Jones serves as transfer agent for the Fund. The transfer agent fee paid to Edward Jones is based on the size, type and number of accounts in the Fund.

Affiliated Transactions — The Fund may participate in purchase and sale transactions with other Funds or accounts that have a common investment adviser or Sub-adviser, commonly referred to as “cross trades.” These cross trades are executed in accordance with procedures adopted by the Trust’s Board and comply with Rule 17a-7 of the 1940 Act, which require, among other things, that such cross trades be effected at the independent current market price of the security. During the period ended February 28, 2019, the aggregate value of purchases and sales cross trades with other Funds or accounts were $0 and $104,750,000, respectively.

6. FEDERAL INCOME TAX INFORMATION

The tax character of distributions as reported on the Statements of Changes in Net Assets for the years ended February 28, 2019 and February 28, 2018 were as follows:

	2019	2018
Ordinary income[1]	$347,588,814	$76,854,673
Long-term capital gains	—	$361

[1]	For tax purposes, short-term capital gain distributions are treated as ordinary income distributions.

As of February 28, 2019, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$11,298,480

At February 28, 2019, the Fund had the following capital loss carryforwards. The capital loss carryforwards do not have an expiration date and will retain their character as either short-term or long-term losses. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

Short-Term	$(6,085)
Long-Term	$(3,609)

7. RISKS

Investment Risk — You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Government Securities Risk — Although government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S.

Annual Shareholder Report

Notes to Financial Statements

February 28, 2019 (Continued)

Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Counterparty Risk — When the Fund enters into an agreement, the Fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. For example, in a repurchase agreement, there exists the risk that, when the Fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security.

Interest Rate Risk — Prices of fixed-income securities generally fall when interest rates rise. In general, interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Although variable and floating rate securities are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates.

Cybersecurity Risk — The Fund and its service providers may be susceptible to operational, information, security and related risks. While the Fund’s service providers have established business continuity plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the Fund cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund or their shareholders.

8. NEW ACCOUNTING PRONOUNCEMENTS

a) In August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification (the “Final Rule Release”), which in part amends certain financial statement disclosure requirements of Regulation S-X that have become redundant, duplicative, overlapping, outdated, or superseded, in light of other Commission disclosure requirements, GAAP, or changes in the information environment. The amendments are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. The amendments to Rule 6-04.17 of Regulation S-X (balance sheet) were adopted to require presentation of the total, rather than the components of net assets, of distributable earnings on the balance sheet. Consistent with GAAP, funds will be required to disclose total distributable earnings. The amendments to Rule 6-09 of Regulation S-X (statements of changes in net assets) omit the requirement to separately state the sources of distributions paid as well as omit the requirement to parenthetically state the book basis amount of undistributed net investment income. Instead, consistent with GAAP, funds will be required to disclose the total amount of distributions paid, except that any tax return of capital must be separately disclosed. The requirements of the Final Rule Release became effective November 5, 2018.

In accordance with new reporting requirements pursuant to Regulation S-X of the U.S. Securities and Exchange Commission, presentation of certain amounts on the Statements of Changes in Net Assets, for the year-ended February 28, 2019 have been conformed to meet the new disclosure requirement.

b) In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 “Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”). ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the

Annual Shareholder Report

Notes to Financial Statements

February 28, 2019 (Continued)

timing of transfers between levels of the fair value hierarchy, and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the changes in unrealized gains and losses for recurring Level 3 fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management has evaluated the impact of this change in guidance and determined that ASU 2018-13 was not impacting the Fund’s fair value disclosures for the period ended February 28, 2019.

9. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the date of issuance of this report and has determined that there are no material events that would require accrual disclosure.

Annual Shareholder Report

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF THE EDWARD JONES MONEY MARKET FUND

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Edward Jones Money Market Fund (the “Fund”) as of February 28, 2019, the related statement of operations for the year ended February 28, 2019, the statements of changes in net assets for each of the two years in the period ended February 28, 2019, including the related notes, and the financial highlights for each of the three years in the period ended February 28, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2019 and the financial highlights for each of the three years in the period ended February 28, 2019 in conformity with accounting principles generally accepted in the United States of America. The financial statements for each of the periods ended on or prior to February 29, 2016 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated April 25, 2016 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 26, 2019

We have served as the auditor of the Edward Jones Money Market Fund since 2017.

Annual Shareholder Report

Board of Trustees and Trust Officers (Unaudited)

The Board of Trustees is responsible for managing the Fund’s business affairs and for exercising all the Fund’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund as defined by the 1940 Act (i.e., “Interested” Trustees) and those who are not (i.e., the “Independent” Trustees). Unless otherwise noted, the address of each person listed is 12555 Manchester Road, St. Louis, MO 63131. No Trustee oversees, nor receives compensation from, any other fund within the Fund Complex. The Fund Complex includes the Fund and the nine series of the Bridge Builder Trust, which are advised by Olive Street Investment Advisers, LLC, an affiliate of the Adviser. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling 1-800-441-2357.

INDEPENDENT TRUSTEES OF THE FUND[1]
Name	Role	Term	Principal Occupation For the Past Five Years	Other Directorships Held During Past Five Years

Timothy Jacoby (Born: 1952)	Trustee	Indefinite Term; Began serving: January 2017	Retired; Previously Partner at Deloitte & Touche Investment Management (2000 - 2014)	Independent Trustee, Exchange Traded Concepts Trust and Exchange Listed Funds Trust (2014 - present), Source ETF Trust (2014 - 2015)

Maureen Leary-Jago (Born: 1957)	Lead Independent Trustee	Indefinite Term; Began serving: January 2017	Retired; Previously Senior Global Advisor at MFS (2004 - 2016)	None

David Sylvester (Born: 1950)	Trustee	Indefinite Term; Began serving: January 2017	Retired; Previously Portfolio Manager at Wells Fargo & Co. (1979 - 2015)	Trustee, Minnehaha Academy

INTERESTED TRUSTEE OF THE FUND[2]
Name	Role	Term	Principal Occupation For The Past Five Years	Other Directorships Held During Past Five Years

Lena Haas (Born: 1975)	Chairman and Trustee	Indefinite Term, Began Serving: October 2018

Principal, Banking and Trust Services at Edward Jones (November 2017 – present);

Previously Senior Vice President, Head of Investing Product Management and Retirement, E*TRADE Financial and President of E*TRADE Capital Management (2011 – 2017)

Director, Craft Alliance Center of Art and Design

Annual Shareholder Report

Board of Trustees and Trust Officers (Unaudited) (Continued)

OFFICERS OF THE FUND
Name	Role	Term	Principal Occupation For The Past Five Years

Ryan T. Robson (Born: 1978)	President	Officer since: 2017	Principal, Investment Advisory at Edward Jones (since 2013)

Aaron J. Masek (Born: 1974)	Treasurer	Officer since: 2017	Director, Mutual Fund Oversight at Edward Jones (since 2015); Vice President and Treasurer at AQR Funds (2010 - 2015)

Julius A. Drelick, III (Born: 1966)	Vice President	Officer since: 2017	Director of Fund Administration and Strategic Products at Edward Jones (since 2016); Senior Vice President and Chief Compliance Officer at Voya Investment Management, LLC (2014 - 2016); Senior Vice President of Mutual Fund Compliance at Voya Investment Management, LLC (2013); Vice President, Head of Mutual Fund Product Development and Strategic Planning at Voya Investment Management, LLC (2007 - 2013)

Alan J. Herzog (Born: 1973)	Chief Compliance Officer	Officer since: 2017	Principal and Director of Investment Advisory and Mutual Fund Compliance at Edward Jones (since 2013)

Helge K. Lee (Born: 1946)	Secretary	Officer since: 2017	Associate General Counsel and Leader of the Fiduciary Team in the Legal Division at Edward Jones (since 2014); Special Counsel, Godfrey & Kahn (2005 - 2014)

Evan S. Posner (Born: 1979)	Assistant Secretary	Officer since: 2019	Associate General Counsel, Edward Jones (since 2018); Voya Investment Management, Vice President and Counsel (2012 - 2018)

[1]	The Trustees of the Fund who are not “interested persons” of the Fund as defined by the 1940 Act.

[2]

Ms. Haas is an “interested person” of the Fund as defined by the 1940 Act by virtue of the fact that she is an affiliated person of the Adviser’s parent company, The Jones Financial Companies, L.L.L.P. and the Fund’s distributor.

Annual Shareholder Report

Board Consideration of Investment Advisory Agreement and Sub-advisory Agreement

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board” or the “Trustees”) of the Edward Jones Money Market Fund (the “Fund”), including a majority of the Trustees who are not parties to the agreements or “interested persons” of any party, as defined in the 1940 Act (the “Independent Trustees”), must determine within the first two years of effectiveness and annually thereafter whether to approve the continuation of the Fund’s investment advisory and sub-advisory agreements.

At an in-person meeting held on October 29-30, 2018 (the “October Meeting”), the Trustees, including the Independent Trustees, considered and approved the continuance of an investment management and administrative agreement (the “Advisory Agreement”) between Passport Research, Ltd. (the “Adviser”) and the Fund. At the October Meeting, the Trustees, including the Independent Trustees, also considered and approved the continuance of a sub-advisory and sub-administration agreement (the “Sub-advisory Agreement”) by and among the Adviser, Federated Investment Management Company (the “Sub-adviser”), Federated Administrative Services (“FAS”) and the Fund.

In advance of the October Meeting, which occurred within the first two years of effectiveness, the Adviser and the Sub-adviser provided information to the Board in response to requests for information by the Independent Trustees to facilitate the Board’s evaluation of the terms of the Advisory Agreement and Sub-advisory Agreement (together, the “Agreements”). The information furnished by the Adviser and the Sub-adviser included materials describing, among other matters: (i) the nature, extent, and quality of the services provided by the Adviser and the Sub-adviser; (ii) the Fund’s historical investment performance; (iii) the Adviser’s and the Sub-adviser’s personnel, including portfolio managers; (iv) the investment practices and techniques used by the Adviser and the Sub-adviser in managing the Fund; (v) the management fee payable by the Fund to the Adviser and the Fund’s overall fees and operating expenses, compared with those of a peer group of mutual funds; (vi) the sub-advisory fees payable to the Sub-adviser; (vii) the Adviser’s and the Sub-adviser’s compliance policies and procedures; and (viii) other “fall-out” benefits the Adviser and/or its affiliates and the Sub-adviser may receive based on their relationships with the Fund. At a telephonic Board meeting held on October 18, 2018 and at the October Meeting (together, the “October Meetings”), representatives of the Adviser made presentations and responded to questions regarding the services, fees, and other aspects of the Agreements.

In addition to the October Meetings, the Board met periodically over the course of the year. At these meetings, representatives of the Adviser and the Sub-adviser furnished reports and other information to the Board regarding the performance of the Fund, the services provided to the Fund by the Adviser and the Sub-adviser, and compliance and operations matters related to the Fund, the Adviser and the Sub-adviser. All of these submissions and reports were considered by the Board in the context of, among other things, the history of money market funds and the investments available to such funds, as well as the market environment in which the Fund operates and the regulatory requirements applicable to money market funds.

At the October Meetings, the Trustees received advice from Fund counsel, and the Independent Trustees received separate advice from their independent legal counsel, including advice regarding the legal standards applicable to the consideration of the approval of the Agreements. The Independent Trustees met in executive session, outside the presence of the interested Trustee, Fund officers, and representatives of the Adviser and the Sub-adviser, to discuss the Agreements and the services to be provided by the Adviser and the Sub-adviser.

In considering and approving the Agreements, the Trustees considered information that they deemed relevant, including, but not limited to, the information discussed in further detail below.

Annual Shareholder Report

Board Consideration of Investment Advisory Agreement and Sub-advisory Agreement — (continued)

The Board considered not only the specific information presented in connection with the October Meetings, but also the knowledge gained over time through previous interactions with the Adviser and the Sub-adviser. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

1. The Nature, Extent and Quality of the Services Provided by the Adviser and the Sub-adviser. The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the Sub-adviser under the Agreements, including their respective responsibilities for management of the Fund. In this regard, the Board considered the Adviser’s oversight role and responsibilities with regard to the Sub-adviser, and the Sub-adviser’s role in the day-to-day management of the Fund’s portfolio. The Board considered the Adviser’s assumption of business, entrepreneurial, overall managerial and other risks by advising the Fund. The Board also considered the terms of the Agreements and the full range of services provided to the Fund under the Agreements, including the administrative and other services provided by the Adviser, and the sub-administrative services provided by FAS, an affiliate of the Sub-adviser. The Board also took into account the Adviser’s oversight of the Fund’s other service providers.

The Board considered the Adviser’s and the Sub-adviser’s operations, including personnel and other resources devoted to supporting such operations. The Board considered the Adviser’s and the Sub-adviser’s ability to attract and retain qualified investment professionals and the experience and skills of management and investment personnel of the Adviser and the Sub-adviser. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser and Sub-adviser in managing money market funds, their extensive experience with the requirements of Rule 2a-7 and their commitment to managing the Fund in accordance with these requirements.

The Board also noted the compliance programs and compliance experience of the Adviser and the Sub-adviser. In this regard, the Board reviewed information regarding the Adviser’s and the Sub-adviser’s ongoing monitoring and risk management oversight activities, including “stress testing” reports that were presented to the Board on a quarterly basis throughout the year. In addition, the Board received and considered information regarding the overall reputation and financial condition of the Adviser and the Sub-adviser and each entity’s ability to carry out its responsibilities under the Agreements.

Based on the above factors, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the Adviser and the Sub-adviser are capable of continuing to provide services of the nature, extent and quality contemplated by the terms of the Agreements.

2. Fees and Other Expenses. The Board reviewed comparisons of the management fee and total fees and expenses of the Fund to an appropriate group of peer mutual funds. In this regard, the Trustees received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, comparing the Fund’s contractual management fee, actual management fee and total expense ratio (net of fee and expense waivers and reimbursements) to those paid by an independently-selected peer group of mutual funds (the “Peer Group”). The Board noted that the Fund’s contractual management fee, actual management fee and net expense ratio were each in the third quintile of its Peer Group. The Board also noted the Adviser’s undertaking to limit the Fund’s operating expenses to specified levels through an expense limitation agreement with the Fund.

Annual Shareholder Report

Board Consideration of Investment Advisory Agreement and Sub-advisory Agreement — (continued)

The Board was provided with a description of the methodology used by Broadridge to select the mutual funds in the Peer Group. While the Board recognized that comparisons between the Fund and its Peer Group may be imprecise, the comparative information provided by Broadridge assisted the Board in evaluating the reasonableness of the Fund’s management fee and total expense ratio.

The Board observed that the Adviser had no other clients with investment strategies similar to those of the Fund for purposes of comparison. The Board reviewed the information provided by the Sub-adviser regarding fees charged to other clients with investment strategies similar to those of the Fund, including institutional clients and registered fund clients for which the Sub-adviser serves as either primary investment adviser or sub-adviser. The Board reviewed information about structural, operational and other differences, including the amount of assets being managed, between such other clients and the Fund.

Based on the above factors, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the management and sub-advisory fees are reasonable in light of the nature, extent and quality of the services rendered by the Adviser and the Sub-adviser.

3. The Fund’s Investment Performance Record. The Board reviewed the investment performance of the Fund over multiple measurement periods and in comparison to an appropriate benchmark and universe of peer mutual funds independently selected by Broadridge (the “Peer Universe”). In addition, the Board considered information regarding how the Adviser and the Sub-adviser analyze and manage potential risks to the Fund, including the Sub-adviser’s credit review process and the nature of the Fund’s investments.

The Board observed that the investment performance of the Fund was below the average performance of the Peer Universe and benchmark index for all periods under review. In considering the Fund’s investment performance, the Board generally noted other relevant factors, including the relatively tight dispersion of performance data within the Peer Universe, the composition and share classes used in the comparisons and the Adviser’s and the Sub-adviser’s emphasis on liquidity and capital preservation, as well as the organizational strength and capacity of the Adviser and the Sub-adviser and their history with the Fund.

The Board also considered the detailed investment analytics reports provided by the Adviser throughout the year, including in connection with the approval of the Agreements. These reports include, among other things, information on the Fund’s gross returns and net returns, various statistics concerning the Fund’s portfolio, and a summary of various factors affecting Fund performance.

Taking into account such factors, the Board concluded that the investment performance generated by the Sub-adviser was generally satisfactory.

4. Profitability. The Board considered information about the profitability to the Adviser, as well as the Adviser and its affiliates as a whole, from services provided to the Fund and other aspects of their relationship with the Fund. The Board received and considered information regarding the methodologies and estimates used by the Adviser in calculating and reporting profitability, including a description of the methodology used to allocate certain expenses. In addition, the Board did not consider the profitability of the Sub-adviser to be a material factor in its determination, given that the Sub-adviser is not affiliated with the Adviser and, therefore, that the fees were negotiated at arm’s length. The Board noted that the sub-advisory fee is paid directly from the Fund although, for purposes of determining compensation under the Advisory

Annual Shareholder Report

Board Consideration of Investment Advisory Agreement and Sub-advisory Agreement — (continued)

Agreement, the Fund is deemed to be have paid the Adviser, and the Adviser is deemed to have received, an amount equal to any payment made pursuant to the Sub-advisory Agreement.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are not excessive.

5. Economies of Scale. The Board considered the extent to which economies of scale may be realized as the Fund’s assets grow and whether the Fund’s fee structure reflects these economies of scale for the benefit of shareholders of Fund. In this regard, the Board noted the absence of any breakpoints in the Agreements’ fee structures, but considered that expense limitations and fee waivers that reduce the Fund’s expenses can have the same effect as breakpoints in sharing potential economies of scale with shareholders. The Board also considered that the Adviser has added or enhanced services to the Fund over time, noting the Adviser’s investments in its business in support of the Fund, including investments in personnel and technology associated with the management, operations and compliance services provided to the Fund.

The Board concluded that the Fund’s fee and expense arrangements constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

6. Indirect Benefits. The Board noted that Fund shares are available as the exclusive cash sweep option to investors participating in Edward Jones Advisory Solutions® and Edward Jones Guided Solutions®, each an investment advisory program (asset-based fee program) sponsored by Edward D. Jones & Co., L.P. (“Edward Jones”), an affiliate of the Adviser. Accordingly, Edward Jones receives asset-based fees from participants in Edward Jones Advisory Solutions® and Edward Jones Guided Solutions®, which the Board considered could be viewed as an indirect or “fall-out” benefit to the extent investments in the Fund support these programs. The Board also considered information about brokerage and other fees received by Edward Jones with respect to its brokerage clients that use the Fund as the sweep vehicle for their accounts. In addition, the Board considered information regarding potential “float” interest benefits received by Edward Jones in connection with transactions in the Fund’s shares. The Board noted that the Adviser, Edward Jones and the Sub-adviser may derive a benefit to their reputations and standing in the investment community from their relationship with the Fund.

The Board did not deem these benefits to be unreasonable.

7. Conclusion. Based on the Board’s deliberations and its evaluation of the information described above and other information it believed relevant, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreements for an additional year.

Annual Shareholder Report

Additional Information (Unaudited)

Proxy Voting Procedures and Proxy Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, free of charge, by calling 1-800-441-2357. This information is also available through the U.S. Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ending June 30 is available without charge, upon request, by calling 1-800-441-2357. This information is also available through the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

Form N-Q Disclosure

The Fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund also files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission monthly on Form N-MFP which is available immediately upon filing. The Fund’s Form N-Q and Form N-MFP filings are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding the Fund’s Form N-Q and Form N-MFP filings is also available, without charge, by calling, 1-800-441-2357.

Household Delivery of Shareholder Documents

To reduce expenses the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at 1-800-441-2357. You will begin receiving individual copies thirty days after your request is received.

Annual Shareholder Report

Privacy Policy (Unaudited)

FACTS	What Does the Edward Jones Money Market Fund (“EJMMF”) Do with Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	* Social Security number * Account balances * Transaction history	* Investment experience * Income and risk tolerance * Assets and account transactions
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons EJMMF chooses to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	DOES EJMMF SHARE?	CAN YOU LIMIT THIS SHARING?
For our everyday business purposes—such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes—to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes—information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes—information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

QUESTIONS?	Call 1-800-441-2357 or go to www.edwardjones.com/moneymarket

WHO WE ARE
Who is providing this notice?	The Edward Jones Money Market Fund (“EJMMF”)

Annual Shareholder Report

Privacy Policy (Unaudited) (Continued)	02/2019

WHAT WE DO
How does the EJMMF protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does the EJMMF collect my personal information?	We collect your personal information, for example, when you deposit money with us, if you ever were to give us your contact information, open an account with us, provide us account information or make a wire transfer. We also collect your personal information from others, such as credit bureaus, affiliates or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only:

* Sharing for affiliates’ everyday business purposes—information about your creditworthiness

* Affiliates from using your information to market to you

* Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See the Other Important Information section for your rights under state law.

DEFINITIONS
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

Passport Research, Ltd. (“Passport”) our investment adviser, may be deemed to be affiliated with us. Passport is an indirect subsidiary of The Jones Financial Companies, L.L.L.P. (“JFC”), and is affiliated with other subsidiaries of JFC, including Edward D. Jones & Co., L.P., and Edward Jones Trust Company.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. EJMMF does not share with non-affiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. EJMMF does not currently engage in joint marketing efforts.

OTHER IMPORTANT INFORMATION
California residents	We will not share information we collect about you with companies outside of EJMMF, unless permitted by law. We also limit sharing among EJMMF and our affiliate companies to the extent required by California law.
Nevada residents	We are providing this notice to you pursuant to state law. Nevada law requires us to disclose that you may request to be placed on our internal “Do Not Call” list at any time by calling 1-800-441-2357, and that you may obtain further information by contacting the Nevada Attorney General, 555 E. Washington Ave., Suite 3900, Las Vegas, NV 89101; phone 702-486-3132; email BCPINFO@ag.state.nv.us.

Annual Shareholder Report

Investment Adviser and Administrator

Passport Research, Ltd.

12555 Manchester Road

St. Louis, MO 63131

Sub-adviser

Federated Investment Management Company

c/o Federated Investors, Inc.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222

Sub-Administrator

Federated Administrative Services

c/o Federated Investors, Inc.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222

Administrative Services Provider

State Street Bank & Trust Co.

800 Pennsylvania Avenue

Tower 1

Kansas City, MO 64105

Transfer Agent, Distributor & Dividend Disbursing Agent

Edward D. Jones & Co., L.P.

12555 Manchester Road

St. Louis, MO 63131

Custodian & Fund Accountant

State Street Bank & Trust Co.

Channel Center

1 Iron Street

Boston, MA 02210

Legal Counsel

Morgan, Lewis & Bockius, LLP

1701 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

One North Wacker

Chicago, IL 60606

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus. Investors should carefully consider the investment objectives, risks, and charges and expenses of the Fund prior to investing. The prospectus contains this and other important information and should be read carefully before investing.

Edward Jones

12555 Manchester Road

Saint Louis, Missouri 63131

1-800-441-2357

www.edwardjones.com

Investment Company Act File No. 811-2993

CUSIP 48019P102

CUSIP 48019P201

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies—Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s President and Treasurer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-441-2357, and ask for a copy of the Section 406 Standards for Investment Companies—Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant’s Board has determined that Timothy Jacoby, a member of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2019 - $58,350

Fiscal year ended 2018 - $56,650

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2019 - $0

Fiscal year ended 2018 - $0

Fiscal year ended 2019 - n/a

Fiscal year ended 2018 - n/a

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2019 - $6,350

Fiscal year ended 2018 - $6,180

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2019 - $0

Fiscal year ended 2018 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

The Audit Committee has delegated pre-approval authority to its Chair for engagements of less than $15,000. The Chair will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chair is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2019 - 0%

Fiscal year ended 2018 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2019 - 0%

Fiscal year ended 2018 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2019 - 0%

Fiscal year ended 2018 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f) NA

(g) Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2019 - $89,200

Fiscal year ended 2018 - $153,300

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Non-audit fees for fiscal year ended 2018 - $1,094,440

Tax fees fiscal year ended 2018 - $1,893,995

Other fees for fiscal year ended 2018 - $70,940

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Edward Jones Money Market Fund

By:	/s/ Aaron J. Masek
Aaron J. Masek, Treasurer

Date:	April 15, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ryan T. Robson
Ryan T. Robson, President

Date:	April 15, 2019

By:	/s/ Aaron J. Masek
Aaron J. Masek, Treasurer

Date:	April 15, 2019